Investments	12 Months Ended
Dec. 31, 2015
Investments
Investments

Note 2

Investments

The following is a summary of the amortized cost and estimated fair value of short-term investments for both available-for-sale and trading securities at the end of each year:

	December 31, 2015		December 31, 2014
	Amortized	Fair	Amortized	Fair
(Millions of dollars)	Cost	Value	Cost	Value
Money market funds	$81	$81	$142	$142
Corporate bonds	—	—	11	11
U.S. Government agency securities	—	—	10	10
Other available-for-sale securities	—	—	4	4
Total available-for-sale short-term investments	81	81	167	167
Domestic equity securities	475	466	115	115
Domestic debt securities	452	450	5	5
Foreign equity securities	120	120	—	—
High yield debt securities	108	104	188	182
Money market funds held in trading accounts	22	22	21	21
Collateralized loan obligation	10	10	—	—
Other trading securities	1	1	1	1
Total trading short-term investments	1,188	1,173	330	324
Total short-term investments	$1,269	$1,254	$497	$491

Unrealized losses related to trading securities were $(12)  million, $(7) million and $(1) million for the years ended December 31, 2015, 2014 and 2013, respectively. Seaboard had $80 million of equity securities denominated in foreign currencies at December 31, 2015, with $25 million in Euros, $20 million in Japanese Yen, $15 million in the British Pound, $7 million in the Swiss Franc and the remaining $13 million in various other currencies. Also, money market funds included $3 million and $8  million denominated in various foreign currencies at  December 31, 2015 and 2014.

In addition to its short-term investments, Seaboard also has trading securities related to Seaboard’s deferred compensation plans classified in other current assets on the Consolidated Balance Sheets. See Note 8 for information on the types of trading securities held related to the deferred compensation plans and Note 9 for a discussion of assets held in conjunction with investments related to Seaboard’s defined benefit pension plan.

Seaboard had $20 million and $4 million of cost method investments classified in other non-current assets on the Consolidated Balance Sheets as of December 31, 2015 and 2014, respectively. During 2015, Seaboard invested $18 million for a 12% noncontrolling interest in a grain trading and poultry business in Morocco.